Segment And Geographic Information (Schedule Of Segment Profit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,084,566	¥ 1,213,653	¥ 1,201,968
Other income	49,408	172,082	92,995
Equity in earnings (Losses) of affiliated companies	5,889	(50,792)	(16,093)
Other expenses	67,345	91,540	97,316
Income before income taxes and equity in earnings (losses) of affiliated companies	1,066,629	1,294,195	1,197,647
Operating Segments
Segment Reporting Information [Line Items]
Consolidated operating income	1,072,021	1,195,960	1,189,779
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	168,860	127,240	92,965
Equity in earnings (Losses) of affiliated companies	(59)	203	213
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	113,568	127,476	121,293
Equity in earnings (Losses) of affiliated companies	916	1,895	622
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	635,751	817,230	836,446
Equity in earnings (Losses) of affiliated companies	(14,798)	(78,311)	(35,885)
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	86,361	67,916	85,818
Equity in earnings (Losses) of affiliated companies	87	228	106
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated operating income	67,481	56,098	53,257
Equity in earnings (Losses) of affiliated companies	19,743	25,193	18,851
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 12,545	¥ 17,693	¥ 12,189